Taxation - Summary of tax relating to components of other comprehensive income or loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax on fair value movements:
Tax (charge)/credit on fair value movements	$ (10)	$ 1	$ 21
Tax (charge)/credit on remeasurement gains/(losses) on pension and post-retirement healthcare plans	(22)	152	(123)
Deferred tax relating to components of other comprehensive income for the year (note 15)	$ (32)	$ 153	$ (102)